Supplement dated May 22, 2009

to the Prospectus and Statement of Additional Information

dated May 1, 2009

for

American Family Variable Annuity Contract

issued by

American Family Life Insurance Company

and the

American Family Variable Account II

This supplement updates certain information about the flexible premium variable annuity contracts (the “Contracts”) described in the above referenced prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”). Please read the supplement carefully and retain it for future reference.

American Family Life Insurance Company is discontinuing sales of the Contracts to new Owners on or about May 29, 2009 in all states except Idaho, Nevada, South Dakota, and Utah. Sales in these states will be discontinued on or about September 30, 2009. Please note the following changes to the Prospectus and SAI.

The following should be added as the second paragraph on page 1 of the Prospectus:

Sales of the Contracts to new Owners are being discontinued in all states except Idaho, Nevada, South Dakota, and Utah, as of May 29, 2009. Sales in these states will be discontinued on or about September 30, 2009.

The following should be added to the end of the first paragraph under the “How to Invest” section on page 6 of the Prospectus:

Sales of the Contracts to new Owners are being discontinued in all states, except Idaho, Nevada, South Dakota, and Utah, as of May 29, 2009. Sales in these states will be discontinued on or about September 30, 2009. Please note that current Owners will retain all their rights and benefits under the Contract, including, but not limited to, the right to make additional premium payments, transfer Accumulation Value among the Subaccounts and Fixed Account, and request a partial surrender of part of their Accumulation Value or fully surrender the Contract.

The following paragraph should be added as the second paragraph under the “Purchasing a Contract” section on page 18 of the Prospectus:

Sales of the Contracts to new Owners are being discontinued in all states except Idaho, Nevada, South Dakota, and Utah, as of May 29, 2009. Sales in these states will be discontinued on or about September 30, 2009.

The first paragraph on page 9 of the SAI under the “Distribution of the Contracts” section is changed to read as follows:

Sales of the Contracts to new Owners are being discontinued in all states except Idaho, Nevada, South Dakota, and Utah, as of May 29, 2009. Sales in these states will be discontinued on or about September 30, 2009.

If you have any questions regarding this supplement, please contact us at 1-800-MYAMFAM (1-800-692-6326) or contact your registered representative.